COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2018 USD ($)
Commitments And Contingencies Details
2019	$ 109,582
2020	112,763
2021 and thereafter	115,642
Total minimum lease payments	$ 337,987